Commodity Derivative Gains (Losses)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Commodity Derivative Gains (Losses)	COMMODITY DERIVATIVE GAINS (LOSSES)

($ millions)	2023	2022
Realized gains (losses)	15.5	(641.8)
Unrealized gains	148.3	168.4
Commodity derivative gains (losses)	163.8	(473.4)